Loss Per Ordinary Share (“EPS”)	12 Months Ended
Jun. 30, 2026
Loss Per Ordinary Share (“EPS”) [Abstract]
LOSS PER ORDINARY SHARE (“EPS”)

19. LOSS PER ORDINARY SHARE (“EPS”)

(a)	Basic loss per share

The basic loss per share of the Group is calculated based on the loss attributable to Owners (ordinary equity holders) of the Company divided by the weighted average number of ordinary shares in issue.

	For the years ended
	June 30, 2026	June 30, 2025	June 30, 2024

Loss attributable to Owners of the Company (RM)	(83,836,915)	(71,369,819)	(54,999,680)
Weighted average number of ordinary shares in issue *	1,765,256	1,765,256	1,765,256
Basic loss per share (RM)	(47.49)	(40.43)	(31.16)

(b)	Diluted loss per share

The diluted loss per share of the Group for the years ended June 30, 2026, 2025 and 2024, are same as the basic loss per share of the Group as the Group has no dilutive potential ordinary shares.

	For the years ended
	June 30, 2026	June 30, 2025	June 30, 2024

Loss attributable to Owners of the Company (RM)	(83,836,915)	(71,369,819)	(54,999,680)
Weighted average number of ordinary shares in issue *	1,765,256	1,765,256	1,765,256
Diluted loss per share (RM)	(47.49)	(40.43)	(31.16)

*	Retrospectively restated for effect of reverse share split.

On June 2, 2025, ARB IOT Group Limited effectuated a reverse share split of the Company’s issued and unissued ordinary shares at a ratio 1 for 15, with a new par value of USD0.0015 per share. This resulted in each fifteen ordinary shares outstanding being automatically combined and converted to one issued and outstanding ordinary share. Therefore, 26,437,500 ordinary shares were decreased to 1,765,256 ordinary shares.